World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	721,346,300.96	34,913
Yield Supplement Overcollateralization Amount 05/31/24	71,224,672.70	0
Receivables Balance 05/31/24	792,570,973.66	34,913
Principal Payments	28,629,406.95	612
Defaulted Receivables	883,979.53	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	67,593,039.57	0
Pool Balance at 06/30/24	695,464,547.61	34,268

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.58%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	11,813,716.20	458
Past Due 61-90 days	2,821,709.20	106
Past Due 91-120 days	500,891.70	24
Past Due 121+ days	0.00	0
Total	15,136,317.10	588

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	569,151.90
Aggregate Net Losses/(Gains) - June 2024	314,827.63
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.48%
Prior Net Losses/(Gains) Ratio	-0.14%
Second Prior Net Losses/(Gains) Ratio	0.31%
Third Prior Net Losses/(Gains) Ratio	0.82%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	7,997,842.30
Actual Overcollateralization	7,997,842.30
Weighted Average Contract Rate	5.97%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	50.19

Flow of Funds	$ Amount
Collections	32,931,105.84
Investment Earnings on Cash Accounts	16,816.51
Servicing Fee	(660,475.81)
Transfer to Collection Account	-
Available Funds	32,287,446.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,924,707.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,936,270.89
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,997,842.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,567,405.93

Total Distributions of Available Funds	32,287,446.54

Servicing Fee	660,475.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	713,050,818.50
Principal Paid	25,584,113.19
Note Balance @ 07/15/24	687,466,705.31

Class A-1
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-2a
Note Balance @ 06/17/24	156,849,617.31
Principal Paid	15,091,560.78
Note Balance @ 07/15/24	141,758,056.53
Note Factor @ 07/15/24	63.9991226%

Class A-2b
Note Balance @ 06/17/24	109,051,201.19
Principal Paid	10,492,552.41
Note Balance @ 07/15/24	98,558,648.78
Note Factor @ 07/15/24	63.9991226%

Class A-3
Note Balance @ 06/17/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	316,300,000.00
Note Factor @ 07/15/24	100.0000000%

Class A-4
Note Balance @ 06/17/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	84,000,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	31,200,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	15,650,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,135,927.42
Total Principal Paid	25,584,113.19
Total Paid	28,720,040.61

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	728,043.64
Principal Paid	15,091,560.78
Total Paid to A-2a Holders	15,819,604.42

Class A-2b
SOFR Rate	5.33303%
Coupon	5.74303%
Interest Paid	487,110.03
Principal Paid	10,492,552.41
Total Paid to A-2b Holders	10,979,662.44

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.0189434
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.6297119
Total Distribution Amount	27.6486553

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.2868787
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.1334572
Total A-2a Distribution Amount	71.4203359

A-2b Interest Distribution Amount	3.1630521
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.1334572
Total A-2b Distribution Amount	71.2965093

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	75.68
Noteholders' Third Priority Principal Distributable Amount	611.71
Noteholders' Principal Distributable Amount	312.61

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	2,603,351.22
Investment Earnings	11,221.27
Investment Earnings Paid	(11,221.27)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	2,603,351.22
Change	-
Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,371,555.99	4,494,313.49	5,333,191.96
Number of Extensions	182	157	170
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.54%	0.62%